Net interest income	12 Months Ended
Dec. 31, 2019
Net interest income
5 Net interest income
in	2019	2018	2017
Net interest income (CHF million)
Loans	7,179	6,770	5,979
Investment securities	9	80	47
Trading assets	7,340	7,131	6,697
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,926	2,856	2,515
Other	2,730	2,776	1,819
Interest and dividend income	20,184	19,613	17,057
Deposits	(3,055)	(2,287)	(1,354)
Short-term borrowings	(409)	(359)	(166)
Trading liabilities	(3,513)	(3,453)	(3,542)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,668)	(1,877)	(1,284)
Long-term debt	(3,412)	(3,816)	(3,722)
Other	(1,110)	(812)	(432)
Interest expense	(13,167)	(12,604)	(10,500)
Net interest income	7,017	7,009	6,557